Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 11,975,024	$ 11,975,024	$ 11,975,024
Total Intangible assets	$ 11,975,024	$ 11,975,024	11,990,309
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets			$ 15,285